Income Taxes - Summary of Deferred Tax (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	¥ (16,748)
Deferred tax assets and deferred tax liabilities ending balance	(21,370)	¥ (16,748)
Property, plant and equipment [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	8,318	8,699	¥ 7,134
Recognized in profit or loss	1,135	(502)	1,567
Others		121	(2)
Deferred tax assets and deferred tax liabilities ending balance	9,453	8,318	8,699
Inventories [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	3,172	3,195	2,825
Recognized in profit or loss	843	(112)	370
Others		89
Deferred tax assets and deferred tax liabilities ending balance	4,015	3,172	3,195
Accrued employee bonuses [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	2,638	2,516	2,283
Recognized in profit or loss	207	122	233
Deferred tax assets and deferred tax liabilities ending balance	2,845	2,638	2,516
Defined benefit liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	4,317	5,398	6,112
Recognized in profit or loss	703	(59)	22
Recognized in other comprehensive income	845	(1,048)	(710)
Others		26	(26)
Deferred tax assets and deferred tax liabilities ending balance	5,865	4,317	5,398
Other employee benefits [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	2,033	1,990	1,905
Recognized in profit or loss	616	43	85
Deferred tax assets and deferred tax liabilities ending balance	2,649	2,033	1,990
Loss allowances [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	901	946	874
Recognized in profit or loss	(590)	(45)	72
Deferred tax assets and deferred tax liabilities ending balance	311	901	946
Accrued expenses [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	582	693	572
Recognized in profit or loss	322	(120)	121
Others		9
Deferred tax assets and deferred tax liabilities ending balance	904	582	693
Provision for product warranty [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	727	855	818
Recognized in profit or loss	439	(128)	37
Deferred tax assets and deferred tax liabilities ending balance	1,166	727	855
Accrued enterprise taxes [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	416	304	279
Recognized in profit or loss	(199)	112	25
Deferred tax assets and deferred tax liabilities ending balance	217	416	304
Tax credits [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	696	617	595
Recognized in profit or loss	277	79	22
Deferred tax assets and deferred tax liabilities ending balance	973	696	617
Tax loss carry forwards [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	4,556	8,524	9,693
Recognized in profit or loss	386	(3,968)	(1,169)
Deferred tax assets and deferred tax liabilities ending balance	4,942	4,556	8,524
Other Deferred Tax Assets [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	3,429	4,983	5,457
Recognized in profit or loss	1,134	(1,735)	(389)
Others	191	181	(85)
Deferred tax assets and deferred tax liabilities ending balance	4,754	3,429	4,983
Deferred tax asset [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	31,785	38,720	38,547
Recognized in profit or loss	5,273	(6,313)	996
Recognized in other comprehensive income	845	(1,048)	(710)
Others	191	426	(113)
Deferred tax assets and deferred tax liabilities ending balance	38,094	31,785	38,720
Undistributed earnings of subsidiaries [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	3,990	3,144	4,358
Recognized in profit or loss	(89)	846	(1,214)
Deferred tax assets and deferred tax liabilities ending balance	3,901	3,990	3,144
Financial assets measured at fair value [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	9,754	10,698	13,089
Recognized in profit or loss			(2,771)
Recognized in other comprehensive income	508	(944)	380
Deferred tax assets and deferred tax liabilities ending balance	10,262	9,754	10,698
Other deferred tax liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	1,293	2,381	3,327
Recognized in profit or loss	1,268	(1,038)	(966)
Others		(50)	20
Deferred tax assets and deferred tax liabilities ending balance	2,561	1,293	2,381
Deferred tax liabilities [member]
Disclosure of Deferred Tax Assets And Liabilities [line items]
Deferred tax assets and deferred tax liabilities beginning balance	15,037	16,223	20,774
Recognized in profit or loss	1,179	(192)	(4,951)
Recognized in other comprehensive income	508	(944)	380
Others		(50)	20
Deferred tax assets and deferred tax liabilities ending balance	¥ 16,724	¥ 15,037	¥ 16,223